Additional cash flow information (Tables)	12 Months Ended
Dec. 31, 2025
Texts Block [Abstract]
Summary of Proceeds from Sale of Property, Plant and Equipment
In the cash flow statement, proceeds from sale of property, plant and equipment, including assets classified as held for sale, comprise:

All figures in £ millions	2025	2024

Net book amount	3	4

Profit on sale of property, plant and equipment	–	2

Proceeds from sale of property, plant and equipment	3	6

Summary of Current and Non-current Borrowings
The movements in the Group’s current and
non-current
borrowings are as follows:

All figures in £ millions	2024	Fair value and other movements	Foreign exchange movements	Financing cash flows	Transfer from non- current to current	New leases/ disposal of leases	2025

Financial liabilities

Non-current borrowings	1,141	5	(12)	297	(76)	52	1,407

Current borrowings	338	(2)	(20)	(331)	76	–	61

Total	1,479	3	(32)	(34)	–	52	1,468

All figures in £ millions	2023	Fair value and other movements	Foreign exchange movements	Financing cash flows	Transfer from non- current to current	New leases/ disposal of leases	2024

Financial liabilities

Non-current borrowings	1,100	(8)	3	344	(344)	46	1,141

Current borrowings	53	8	11	(78)	344	–	338

Total	1,153	–	14	266	–	46	1,479